Inventories (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Inventories [Abstract]
Write-offs	$ 105,829	$ 154,810
Stock obsolescence amount	$ 346,890	$ 123,342